Cover	Dec. 21, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	001-249000
Entity Registrant Name	Bridgetown Holdings Limited
Entity Central Index Key	0001815086
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2514 8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	BTWNU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTWN
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BTWNW
Security Exchange Name	NASDAQ